Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value as of December 31, 2021		$ 3,032,325
Change in fair value	$ 741,000	(2,496,675)	$ (2,519,325)
Fair value as of Ending	1,254,000	3,032,325	513,000
Fair value as of Beginning	513,000		3,032,325
Initial measurement on June 11, 2021		5,092,500
Over allotment on July 1, 2021		436,500
Transfer to Level 1
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value as of December 31, 2021		3,032,325
Change in fair value	741,000	(4,907,984)	(2,519,325)
Fair value as of Ending	1,254,000	3,032,325	513,000
Fair value as of Beginning	513,000		3,032,325
Initial measurement on June 11, 2021		9,842,500
Over allotment on July 1, 2021		1,149,000
Transfer to Level 1		(3,051,191)
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Change in fair value		(2,411,309)
Fair value as of Ending
Fair value as of Beginning
Initial measurement on June 11, 2021		4,750,000
Over allotment on July 1, 2021		712,500
Transfer to Level 1		$ (3,051,191)